Related Party - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			9 Months Ended
	Sep. 30, 2026	Sep. 04, 2026	Apr. 27, 2026	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Aug. 31, 2026	Apr. 17, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Stockholders ownership percentage	10.00%			10.00%			10.00%
Repayment of notes payable and loans assumed from Unite							$ 370	$ 0
Offering and organizational costs, expense							$ 3,800
Common stock, shares, issued	8,026,384	112,790		8,026,384			8,026,384				3,632,165	3,627,242
Common stock, par or stated value per share	$ 0.0001			$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Restricted stock, Shares issued net of shares for tax withholdings		505,098
Incremental compensation cost		$ 0		$ 0
Repayments of notes payable, principal					$ (3)	$ (3)	$ (10)	(6)
Repayments of notes payable, interest							$ (6,461)	$ (7,440)
Share price										$ 0.0002
Treasury stock, value, acquired, cost method		$ 1,100
Pre Merger Shares [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares		800,000	218,750
Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares			138,113
Share price			$ 0.0001
Common Stock [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares		505,098
Share price		$ 2.09
Treasury stock, value, acquired, cost method		$ 1,100
Unite Acquisition [Member]
Related Party Transaction [Line Items]
Repayments of debt		800
Repayment of notes payable and loans assumed from Unite		336
Repayments of notes payable, principal		275
Repayments of notes payable, interest		$ 61
Shuji Nakamura [Member]
Related Party Transaction [Line Items]
Number of stockholders holding more than ten percent	2			2			2
Stockholders ownership percentage	24.50%			24.50%			24.50%
Stockholders ownership shares held	1,966,347			1,966,347			1,966,347
Stockholders ownership shares outstanding	8,026,384			8,026,384			8,026,384
Number of stockholders holding more than ten percent, description							No other stockholder held more than 10% of the outstanding Common Stock as of September 30, 2026.
Common stock, shares, issued	9,091			9,091			9,091
Proceeds from issuance of common stock							$ 250
Common stock, par or stated value per share	$ 27.5			$ 27.5			$ 27.5
Shuji Nakamura [Member] | Two Thousand and Twenty Two Stock Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted stock, Shares issued net of shares for tax withholdings		63,137
Shuji Nakamura [Member] | Pre Merger Shares [Member] | Two Thousand and Twenty Two Stock Incentive Plan [Member]
Related Party Transaction [Line Items]
Restricted stock, Shares issued net of shares for tax withholdings		100,000
Shuji Nakamura [Member] | More Than Ten Percentage [Member]
Related Party Transaction [Line Items]
Stockholders ownership percentage	10.00%			10.00%			10.00%
Lucius Partners LLC [Member]
Related Party Transaction [Line Items]
Stockholders ownership percentage	12.40%			12.40%			12.40%
Stockholders ownership shares held	0			0			0
Accounts payable	$ 0			$ 0			$ 0
Lucius Partners LLC [Member] | Pre Merger Shares [Member]
Related Party Transaction [Line Items]
Stockholders ownership shares held	995,000			995,000			995,000
Stockholders ownership shares outstanding	1,000,000			1,000,000			1,000,000
Lucius Partners LLC [Member] | Unite Acquisition [Member]
Related Party Transaction [Line Items]
Repayment of notes payable and loans assumed from Unite		$ 275
Administrative fees expense				$ 8
Director fee				19
Interest expense, operating and nonoperating				0
Repayments of notes payable, principal		61
Repayments of notes payable, interest		95
Lucius Partners Opportunity Fund, LP [Member] | Unite Acquisition [Member]
Related Party Transaction [Line Items]
Repayments of debt		336
Members and Officers of Lucius Partners [Member]
Related Party Transaction [Line Items]
Offering and organizational costs, expense	$ 400	$ 3,000		$ 3,400
Sichenzia Ross Ference Carmel LLP [Member] | Pre Merger Shares [Member]
Related Party Transaction [Line Items]
Stockholders ownership shares held	5,000			5,000			5,000
WUV 1 Limited Partnership [Member]
Related Party Transaction [Line Items]
Stockholders ownership percentage	4.30%			4.30%			4.30%		5.70%
WUV 1 Limited Partnership [Member] | Pre Merger Shares [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares		800,000	218,750
WUV 1 Limited Partnership [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares			138,113
Share price			$ 0.0001
WUV 1 Limited Partnership [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock repurchased during period, shares		505,098
Treasury stock, value, acquired, cost method		$ 1,100